Offerings - Offering: 1	Apr. 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001
Amount Registered | shares	15,955,543
Proposed Maximum Offering Price per Unit	8.43
Maximum Aggregate Offering Price	$ 134,505,227.49
Fee Rate	0.01381%
Amount of Registration Fee	$ 18,575.17
Offering Note	(1) Represents securities that may be offered and sold from time-to-time in one or more offerings by the selling stockholders. (2) Represents an aggregate of (i) 83,285 shares of Common Stock issued to DEFJ pursuant to the Purchase Agreement, (ii) 11,529,568 shares of Common Stock issuable to DEFJ upon the conversion of 1,152.9568 shares of Series A Preferred Stock that were issued pursuant to the Purchase Agreement, (iii) 298,894 shares of Common Stock issuable holders of Series A Preferred upon the conversion of 29.8895 shares of Series A Preferred Stock issued as a one-time payment-in-kind dividend pursuant to the Certificate of Designation, (iv) 592,255 shares of Common Stock issuable by us to Tungsten upon the conversion of 59.2255 Shares of Series A Preferred Stock as partial compensation for services rendered by Tungsten in connection with the transactions contemplated by the Purchase Agreement and the Investment Agreement, (v) 2,237,337 shares of Common Stock issuable to DEFJ upon the conversion of 223.7337 shares of Series B Preferred Stock issued pursuant to the Investment Agreement, (vi) 1,136,364 shares of Common Stock issuable to Unleash upon the conversion of 1,136,364 shares of Series C Preferred Stock issued pursuant to the Licensing Agreement, and (vii) 77,840 shares of Common Stock issuable to Tungsten upon the conversion of 77,840 shares of Series C Preferred Stock issued as partial compensation for services rendered by Tungsten in connection with the transactions contemplated by the Licensing Agreement. (3) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the Company's Common Stock as reported on the Nasdaq Capital Market on April 24, 2026, which date is within five business days of the filing of this Registration Statement.